Property, Plant and Equipment, Net - Additional Information (Detail) ¥ in Millions			1 Months Ended		12 Months Ended
	Apr. 05, 2017 CNY (¥)	Apr. 05, 2017 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 20, 2016 CNY (¥)	Jun. 20, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses					$ 2,537,000	$ 3,436,000	$ 3,532,000
Depreciation of property for discontinued operations					0	259,000	74,000
Guaranteed bank credit agreements									$ 4,577,000		$ 7,816,000
Repayment to short-term loans					$ 7,400,000	$ 28,586,000	$ 14,728,000
Long-term loans								¥ 80.5	12,663,000		12,605,000
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property									36,563,000
Long-term loans								191.5	27,585,000			¥ 90.0	$ 12,963,000
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property									3,621,000		3,486,000
Guaranteed bank credit agreements								¥ 25.0	$ 3,842,000	¥ 20.0	2,880,000
Repayment to short-term loans	¥ 10.0	$ 1,440,000	¥ 10.0	$ 1,440,000
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Property, Plant and Equipment [Line Items]
Carrying value of the pledged property											9,553,000
Guaranteed bank credit agreements										¥ 40.0	$ 6,148,000